Earnings Per Share - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of contingent liabilities [line items]
Model AA Class Shares	¥ 0	¥ 0	¥ 23